Escrow Reserves	12 Months Ended
Jun. 30, 2022
Escrow Reserves [abstract]
Escrow Reserves

Note 13 Escrow reserves

	June 30,
	2022	2021

Escrow reserves	$14,639,419	$—

The reserves are funds deposited with the Lender for capital expenditures, insurance, tax and production as additional collateral for the loan obtained in relation to the purchase of the new facility in Chattanooga, Tennessee. Reserves are released as conditions of the loan are satisfied. All conditions are expected to be satisfied within 12 months from the balance sheet date.